Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	£ 143,336	£ 131,650
Prepayments	11,055	8,865
Accrued income	12,775	13,458
Research and development tax credit	3,013	3,266
Grant receivable	2,877	437
Other receivables	4,810	4,995
Total trade and other receivables	£ 177,866	£ 162,671